Related Party Transactions - Receivables and Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Amounts due from related parties	$ 61	$ 18
Amounts due to related parties	26	27
Other receivables
Related Party Transactions
Amounts due from related parties	61	18
Ship management creditors
Related Party Transactions
Amounts due to related parties	14	119
Amounts due to related parties
Related Party Transactions
Amounts due to related parties	26	27
Reimbursement of expenses incurred for office lease and other operating expenses
Related Party Transactions
Amounts due to related parties	$ 26	$ 27